Summary of Significant Accounting Policies 10K	6 Months Ended
Jun. 30, 2011
Accounting Policies
Significant Accounting Policies [Text Block]

NOTE 2.  Summary of Significant Accounting Policies

Basis of Presentation.  The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

Principles of Consolidation.  The consolidated financial statements include the financial statements of WaferGen Bio-systems, Inc. and its subsidiaries. All significant transactions and balances between the WaferGen Bio-systems, Inc. and its subsidiaries have been eliminated in consolidation.

Use of Estimates.  Preparing financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses. Actual results and outcomes could differ from these estimates and assumptions.

Cash and Cash Equivalents.  We consider all highly liquid debt investments with a remaining maturity of three months or less when purchased to be cash and cash equivalents.

Restricted Cash.  Cash and cash equivalents that are restricted as to withdrawal or usage under the terms of contractual agreements are recorded as restricted cash. At December 31, 2010, we maintained a certificate of deposit which serves as collateral for corporate credit cards.

Foreign Currencies.  Assets and liabilities of non-U.S. subsidiaries that operate in a local currency environment, where that local currency is the functional currency, are translated into U.S. dollars at the exchange rate on the balance sheet date. Revenues and expenses are translated at the average rates of exchange prevailing during each reporting period. Remeasurement adjustments resulting from this process are charged or credited to other comprehensive income (loss).

Fair Value of Financial Instruments.  The carrying amounts of accounts receivable, prepaid expenses and other current assets, other assets, accounts payable, accrued rent, accrued payroll, accrued severance pay, accrued vacation, deferred revenue, warranty reserve and other accrued expenses approximate fair value due to the short-term maturities of these instruments.

Concentration of Credit Risk.  Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and accounts receivable. The Company places its cash in commercial banks. Accounts in the United States are secured by the Federal Deposit Insurance Corporation. Accounts in Malaysia are also guaranteed by the Malaysian government. The Company’s total deposits at commercial banks usually exceed the balances insured.

The Company generally requires no collateral from its customers. At December 31, 2010, four customers accounted for 39%, 26%, 19% and 10% of accounts receivable. At December 31, 2009, four different customers accounted for 30%, 29%, 28% and 12% of accounts receivable. For the year ended December 31, 2010, three customers accounted for 40%, 15% and 12% of total revenues. For the year ended December 31, 2009, one of these customers accounted for 18% of our revenue, and three different customers accounted for 20%, 20% and 19% of total revenues.

Accounts Receivable.  An allowance for doubtful accounts will be recorded based on a combination of historical experience, aging analysis, and information on specific accounts. Account balances will be written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company has not recorded an allowance against its receivables based on management’s estimate that the balance at December 31, 2010 and 2009 is fully collectible.

Inventory.  Inventory is recorded at the lower of cost (first-in, first-out) or market value. Additionally, the Company evaluates its inventory in terms of excess and obsolete exposures.

Prepaid Expenses.  Prepaid expenses are advance payment for products or services that will be used in operations and expensed based on usage, events, or the passing of time.

Property and Equipment.  Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Equipment	3 to 5 years
Tools and molds	3 years
Leasehold improvements	3 to 5 years, or remaining lease term if shorter
Furniture and fixtures	5 years

Costs of maintenance and repairs that do not improve or extend the lives of the respective assets are expensed as incurred. Upon retirement or sale, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operating expenses.

Deferred Financing Costs.  Costs incurred in connection with the issuance of debt are capitalized and amortized as interest expense using the effective interest method. The unamortized amounts are included in other assets.

Impairment of Long-Lived Assets.  The Company continually evaluates whether events and circumstances have occurred that indicate the remaining estimated useful life of long-lived assets may warrant revision or that the remaining balance of long-lived assets may not be recoverable. When factors indicate that long-lived assets should be evaluated for possible impairment, the Company uses an estimate of the related undiscounted future cash flows over the remaining life of the long-lived assets in measuring whether they are recoverable. If the estimated undiscounted future cash flows exceed the carrying value of the asset, a loss is recorded as the excess of the assets carrying value over its fair value. No assets were determined to be impaired in 2010 and 2009.

Income Taxes.  Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in income in the period that includes the enactment date. Accounting for deferred tax represents the best estimate of the likely future tax consequences of events that have been recognized in the Company’s consolidated financial statements and tax returns and their future probability. A valuation allowance is recorded for loss carry-forwards and other deferred tax assets where it is more likely than not that such loss carry-forwards and deferred tax assets will not be realized. Interest and penalties related to uncertain tax positions are recognized in the provision for income taxes.

Government Grants.  Incentives received from governments in the form of grants are recorded as a reduction in expense in accordance with their purpose.

Revenue Recognition.  The Company recognizes revenue when (i) delivery of product has occurred or services have been rendered, (ii) there is persuasive evidence of a sale arrangement, (iii) selling prices are fixed or determinable, and (iv) collectability from the customers (individual customers and distributors) is reasonable assured. Revenue consists primarily of revenue generated from the sale of the Company’s products. Revenue is recorded when the risk and rewards of ownership are transferred to our customers (individual customers and distributors). This generally occurs when the Company’s products are shipped from our facility as title has passed. Revenue is recorded net of estimated cash discount. The Company estimates and accrues an allowance for sale returns at the time the product is sold. To date, sales returns have not been material. Distributors have a fourteen day inspection period however this period is not an acceptance provision that purports to be a trial or evaluation purpose, is not an acceptance provision that grants a right of return or exchange on the basis of subjective matters, and is not an acceptance provision based on customer-specific objective criteria. The fourteen day inspection period is an acceptance provision that is based on seller-specified objective criteria.

Revenue from multi-deliverable arrangements is recognized for each element on delivery of product or completion of service. A typical multi-deliverable arrangement would be the shipment of capital equipment to a customer, followed by the delivery of services or of expendable equipment, provided such delivery is both probable and substantially within the Company’s control. Revenue for each deliverable is allocated based on full list selling prices, although if none of the deliverables is disproportionately discounted relative to the overall discount, this allocation is approximated by using the actual selling price of each deliverable to the customer. The actual cost of revenue for each deliverable is recognized when the revenue for that deliverable is recognized.

Expense Recognition.  Expenses are charged to expense as incurred.

Stock-Based Compensation.  The Company measures the fair value of all stock-based awards to employees, including stock options, on the grant date and records the fair value of these awards, net of estimated forfeitures, to compensation expense over the service period. The fair value of awards to consultants is measured on the dates on which performance of services is completed, with interim valuations recorded at balance sheet dates while performance is in progress. The fair value of options is estimated using the Black-Scholes valuation model, and of restricted stock is based on the Company’s closing share price on the measurement date.

The weighted-average grant date fair value of options awarded in the years ended December 31, 2010 and 2009, respectively, were $0.70 and $0.56. These fair values were estimated using the following assumptions:

	Year Ended December 31,
	2010	2009

Risk-free interest rate	1.05% - 2.51%	1.31% - 2.97%
Expected term	4.75 Years	4.75 Years
Expected volatility	42.40% - 43.01%	40.04% - 42.22%
Dividend yield	0%	0%

Risk-free Interest Rate.  This is the United States Treasury rate for the day of the grant having a term equal to the expected term of the option. An increase in the risk-free interest rate will increase the fair value and the related compensation expense.

Expected Term.  This is the period of time over which the award is expected to remain outstanding and is based on management’s estimate, taking into consideration the vesting terms, the contractual life, and historical experience. An increase in the expected term will increase the fair value and the related compensation expense.

Expected Volatility.  This is a measure of the amount by which the stock price has fluctuated or is expected to fluctuate. Since the Company’s stock has not been traded for as long as the expected term of the options, the Company uses a weighted-average of the historic volatility of four comparable companies over the retrospective period corresponding to the expected life of the Company’s own options on the grant date. Extra weighting is attached to those companies most similar in terms of size and business activity. An increase in the expected volatility will increase the fair value and the related compensation expense.

Dividend Yield.  The Company has not made any dividend payments nor does it have plans to pay dividends in the foreseeable future. An increase in the dividend yield will decrease the fair value and the related compensation expense.

Forfeiture Rate.  This is a measure of the amount of awards that are expected to not vest. An increase in the estimated forfeiture rates will decrease the related compensation expense.

Warrant Derivative Revaluation.  The Company, beginning effective January 1, 2009, recognizes the fair value of warrants with anti-dilution provisions as liabilities. Warrants are valued when initially issued, and the liability is offset against additional paid in capital. Warrants are also revalued at each reporting date, and the change in their respective fair values is recorded as an unrealized gain or loss within other income and expenses in the statement of operations. The cumulative effect of the change in accounting for these instruments was recognized as an adjustment to the opening balance of accumulated deficit at January 1, 2009, and the transfer of the fair value of derivative warrant instruments as of January 1, 2009, from additional paid-in capital to warrant derivative liability. The Company determines the fair values of these securities using a Monte Carlo Simulation approach, with key input variables provided by management.

Fair values at measurement dates during the years ended December 31, 2010 and 2009, were estimated using the following assumptions:

	Year Ended December 31,
	2010	2009

Risk-free interest rate	0.47% - 2.16%	1.16% - 2.20%
Expected remaining term	1.91 - 4.00 Years	2.71 - 4.00 Years
Expected volatility	43.83% - 92.67%	43.26% - 49.78%
Dividend yield	0%	0%
Private Placement discount to stock price	10% - 15%	15%

Risk-Free Interest Rate.  This is the United States Treasury rate for the measurement date having a term equal to the expected remaining term of the warrant. An increase in the risk-free interest rate will increase the fair value and the associated derivative liability.

Expected Remaining Term.  This is the period of time over which the warrant is expected to remain outstanding and is based on management’s estimate, taking into consideration the remaining contractual life, and historical experience. An increase in the expected remaining term will increase the fair value and the associated derivative liability.

Expected Volatility.  This is a measure of the amount by which the stock price has fluctuated or is expected to fluctuate. To the extent that Company’s stock has not been traded for as long as the expected remaining term of the warrants, the Company uses a weighted-average of the historic volatility of four comparable companies over the retrospective period corresponding to the expected remaining term of the warrants on the measurement date. Extra weighting is attached to those companies most similar in terms of size and business activity. To the extent that Company’s stock has been traded for longer expected remaining term of the warrants, this weighted average is used to determine 50% of the volatility, with the Company’s own historic volatility used to determine the remaining 50%. An increase in the expected volatility will increase the fair value and the associated derivative liability.

Dividend Yield.  The Company has not made any dividend payments nor does it have plans to pay dividends in the foreseeable future. An increase in the dividend yield will decrease the fair value and the associated derivative liability.

Private Placement Discount to Stock Price.  This is the percentage amount by which future stock offerings are expected to be priced at a discount from the trading price of our common stock at the offering closing dates, and is based on management’s estimate, taking into consideration future expectations and historical experience. An increase in the expected discount to stock price will increase the fair value and the associated derivative liability.

Warranty Reserve.  Our standard warranty agreement is one year from shipment of certain products. We accrue for anticipated warranty costs upon shipment of these products. Our warranty reserve is based on management’s judgment regarding anticipated rates of warranty claims and associated repair costs, and we update our assessment quarterly.

Research and Development.  Research and development costs are charged to operations as incurred.

Other Comprehensive Income.  Other Comprehensive Income arises solely due to the cumulative translation adjustments which ensue from our Accounting Policy for Foreign Currencies.

Net Loss Per Share.  Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares outstanding plus common share equivalents from conversion of dilutive stock options, warrants, and restricted stock using the treasury method, and convertible securities using the as-converted method, except when antidilutive. In the event of a net loss, the effects of all potentially dilutive shares are excluded from the diluted net loss per share calculation as their inclusion would be antidilutive.

No adjustment has been made to the net loss for charges, gains, losses and accretion related to RCPS, as the effect would be anti-dilutive due to the net loss. The following outstanding stock options, warrants, restricted stock (on an as-converted into common stock basis) and shares issuable or contingently issuable upon conversion of RCPS were excluded from the computation of diluted net loss per share attributable to holders of common stock as they had antidilutive effects for the years ended December 31, 2010 and 2009:

	Year Ended December 31,
	2010	2009

Shares issuable upon exercise of common stock options	1,035,155	1,409,279

Shares issuable upon exercise of common stock warrants	182,929	96,125

Shares issuable upon vesting of restricted stock	30,784	––

Shares issuable upon conversion of RCPS	3,150,123	1,095,909

Total common share equivalents excluded from denominator for diluted EPS computation	4,398,991	2,601,313

Segments.  Segments are defined as components of the Company’s business for which separate financial information is available that is evaluated by the Company’s chief operating decision maker (its CEO) in deciding how to allocate resources and assess performance. The Company presently has only one overall operating segment. See Note 12 below.

Recent Accounting Pronouncements.

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements.” This guidance requires additional disclosures about fair value measurements, including information about purchases, sales, issuances and settlements in Level 3 (as described in Note 10). This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2010, and will become effective for us on January 1, 2011. The Company expects the adoption of this guidance will not have a material impact on its consolidated financial condition or results of operations, but will require the Company to make additional disclosures.

The Company adopted ASU 2009-17, “Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” on January 1, 2010, the first day of the Company’s 2010 fiscal year. This guidance 1) replaces the quantitative-based risks and rewards calculation for determining whether an enterprise is the primary beneficiary in a variable interest entity (“VIE”) with an approach that is primarily qualitative, 2) requires ongoing assessments of whether an enterprise is the primary beneficiary of a VIE, and 3) requires additional disclosures about an enterprise’s involvement in VIEs. The adoption of this guidance did not have a material impact on the Company’s consolidated financial condition or results of operations, as the Company has not engaged in transactions with VIEs.

The Company adopted ASU 2009-13, “Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements” on October 1, 2010, with effect retrospective to January 1, 2010, the first day of the Company’s 2010 fiscal year. This guidance primarily provides two significant changes: 1) eliminates the need for objective and reliable evidence of the fair value of the undelivered element in order for a delivered item to be treated as a separate unit of accounting, and 2) eliminates the residual method to allocate the arrangement consideration. In addition, the guidance also expands the disclosure requirements for revenue recognition. The adoption of this guidance did not have a material impact on the Company’s consolidated financial condition or results of operations, and had no impact on prior periods, as we had no multi-deliverable arrangements prior to December 2010, however it did require the Company to make additional disclosures.